Expected Credit Losses Allowance (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Expected Credit Losses Allowance [Abstract]
Defaulted loans from mortgage	$ 93,614	$ 91,351